Earnings per Share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per Share
Note 25 – Earnings per Share

Data used in calculation of the basic / diluted earnings per share

A.	Profit/(loss) allocated to the holders of the ordinary shareholders

	For the year ended December 31,
	2024	2023	2022
	$ Thousands
Profit/(loss) for the year attributable to Kenon’s shareholders	597,673	(235,978)	312,652

B.	Number of ordinary shares

	For the year ended December 31
	2024	2023	2022
	Thousands
Weighted Average number of shares used in calculation of basic/diluted earnings per share	52,713	53,360	53,885